Subsidiaries	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Subsidiaries
14.	SUBSIDIARIES
a.	Information on subsidiaries with material noncontrolling interests

The table below shows details of less than wholly owned subsidiaries of the Company that have material noncontrolling interests:

	Place of Incorporation	Proportion of Ownership Interests and Voting Rights Held by Noncontrolling Interests
	and Principal	December 31
Subsidiaries	Place of Business	2019	2020
SENAO	Taiwan	72%	72%
CHPT	Taiwan	66%	66%

	Profit Allocated to Noncontrolling Interests			Accumulated Noncontrolling Interests
	Year Ended December 31			December 31
	2018	2019	2020	2019	2020
	NT$	NT$	NT$	NT$	NT$
		(In Millions)
SENAO	$326	$291	$312	$4,146	$4,189
CHPT	$477	$414	$604	4,217	4,606
Individually immaterial subsidiaries with noncontrolling interests				1,752	2,363
				$10,115	$11,158

Summarized financial information in respect of SENAO and its subsidiaries that has material noncontrolling interests is set out below.  The summarized financial information below represented amounts before intercompany eliminations.

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Current assets	$6,751	$6,834
Noncurrent assets	$3,173	$3,194
Current liabilities	$3,637	$3,854
Noncurrent liabilities	$590	$416
Equity attributable to the parent	$1,551	$1,569
Equity attributable to noncontrolling interests	$4,146	$4,189

	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
		(In Millions)
Revenues and income	$31,540	$29,131	$27,232
Costs and expenses	31,081	28,725	26,797
Profit for the year	$459	$406	$435

Profit attributable to the parent	$133	$115	$123
Profit attributable to noncontrolling interests	326	291	312
Profit for the year	$459	$406	$435

Other comprehensive income (loss) attributable to the parent	$(2)	$(7)	$1
Other comprehensive income (loss) attributable to noncontrolling interests	(10)	22	2
Other comprehensive income (loss) for the year	$(12)	$15	$3

Total comprehensive income attributable to the parent	$131	$108	$124
Total comprehensive income attributable to noncontrolling interests	316	313	314
Total comprehensive income for the year	$447	$421	$438

Net cash flow from operating activities	$696	$538	$862
Net cash flow from investing activities	(13)	235	54
Net cash flow from financing activities	(491)	(718)	(687)
Effect of exchange rate changes on cash and cash equivalents	1	—	—
Net cash inflow	$193	$55	$229

Dividends paid to noncontrolling interests	$587	$269	$269

Summarized financial information in respect of CHPT and its subsidiaries that has material noncontrolling interests is set out below.  The summarized financial information below represented amounts before intercompany eliminations.

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Current assets	$3,710	$4,122
Noncurrent assets	$4,044	$4,013
Current liabilities	$1,316	$1,115
Noncurrent liabilities	$22	$12
Equity attributable to CHI	$2,199	$2,402
Equity attributable to noncontrolling interests	$4,217	$4,606

	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
		(In Millions)
Revenues and income	$3,299	$3,404	$4,221
Costs and expenses	2,549	2,775	3,301
Profit for the year	$750	$629	$920

Profit attributable to CHI	$273	$215	$316
Profit attributable to noncontrolling interests	477	414	604
Profit for the year	$750	$629	$920

Other comprehensive loss attributable to CHI	$—	$(1)	$—
Other comprehensive loss attributable to noncontrolling interests	—	(2)	—
Other comprehensive loss for the year	$—	$(3)	$—

Total comprehensive income attributable to CHI	$273	$214	$316
Total comprehensive income attributable to noncontrolling interests	477	412	604
Total comprehensive income for the year	$750	$626	$920

Net cash flow from operating activities	$862	$507	$1,483
Net cash flow from investing activities	(733)	(1,426)	(533)
Net cash flow from financing activities	(328)	(349)	(349)
Effect of exchange rate changes on cash and cash equivalents	1	(5)	1
Net cash inflow (outflow)	$(198)	$(1,273)	$602

Dividends paid to noncontrolling interests	$210	$216	$216
b.	Equity transactions with noncontrolling interests

CHI disposed some shares of CHPT from April to August 2018.  Therefore, the Company’s ownership interest in CHPT decreased to 34.25% as of December 31, 2019 and 2020.

Chunghwa and CHI disposed some shares of CHIEF in May 2018 before CHIEF traded its shares on the emerging stock market and the General Stock Market of the Taipei Exchange according to the local requirements.  In addition, Chunghwa and CHI did not participate in the capital increase of CHIEF in June 2018.  Furthermore, CHIEF issued new shares in March 2018, November 2018, March 2019, November 2019, March 2020 and December 2020, as its employees exercised options.  Therefore, the Company’s ownership interest in CHIEF decreased to 59.75% and 59.08% as of December 31, 2019 and 2020.  See Note 35(c)(d) for details.

SENAO transferred its treasury stock to employees in June 2018; therefore, the Company’s ownership interest in SENAO decreased to 28.18% as of December 31, 2019 and 2020.  See Note 35(b) for details.

SENAO subscribed for all the shares in the capital increase of Youth in December 2018 and April 2020; therefore, the Company’s ownership interest in Youth increased to 93% and 96% as of December 31, 2019 and 2020, respectively.

IISI issued new shares in September 2020 as its employees exercised options; therefore, the Company’s ownership interest in IISI decreased.  See Note 35(f) for details.

The above transactions were accounted for as equity transactions since the Company did not cease to have control over these subsidiaries.

The detailed information of the equity transactions for the years ended December 31, 2018, 2019 and 2020 was as follows:

	Year Ended December 31, 2018
	SENAO not Proportionately participating in the Capital Increase of Youth	SENAO Transferred its Treasury Stock	CHI Disposed Some Shares of CHPT	Chunghwa and CHI Did Not Participate in the Capital Increase of CHIEF	Chunghwa and CHI Disposed Some Shares of CHIEF	Share-Based Payment of CHIEF
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cash consideration received from noncontrolling interests	$—	$327	$1,042	$1,477	$133	$35
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	—	(272)	(330)	(700)	(19)	(24)
Differences arising from equity transactions	$—	$55	$712	$777	$114	$11

Line items for equity transaction adjustments
Additional paid-in capital - difference between consideration received or paid and the carrying amount of the subsidiaries’ net assets upon actual disposal or acquisition	$—	$—	$712	$—	$114	$—
Additional paid-in capital - arising from changes in equities of subsidiaries	$—	$55	$—	$777	$—	$11

Year Ended December 31, 2019
CHIEF Share-Based Payment
NT$
(In Millions)
Cash consideration received from noncontrolling interests	$19
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(20)
Differences arising from equity transactions	$(1)

Line items for equity transaction adjustments
Additional paid-in capital - arising from changes in equities of subsidiaries	$(1)

	Year Ended December 31, 2020
	CHIEF Share-Based Payment	SENAO Not Proportionately Participating in the Capital Increase of Youth	IISI Share-Based Payment
	NT$	NT$	NT$
	(In Millions)
Cash consideration received from noncontrolling interests	$75	$—	$7
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(49)	—	(7)
Differences arising from equity transactions	$26	$—	$—

Line items for equity transaction adjustments
Additional paid-in capital - arising from changes in equities of subsidiaries	$26	$—	$—

c.	Business combinations

1)	Subsidiary acquired

In order to develop and cultivate the enterprise customer market, Chunghwa obtained 20.38% ownership interest in IISI by cash on July 1, 2020, the acquisition date.  (Note) Chunghwa’s ownership interest in IISI increased to 51.54% by considering the previously held ownership interest in IISI.  Chunghwa obtained over half of the seats of the Board of Directors of IISI; therefore, Chunghwa gained control over IISI and included IISI and its subsidiaries in the consolidated financial statements starting from the acquisition date.  IISI mainly engages in information system development and maintenance service business, etc.

Note:IISI issued new shares in April 2020 as its employees exercised options; therefore, the percentage of ownership interest in IISI obtained on the acquisition date is lower than that approved by Chunghwa’s Board of Directors in January 2020.

2)	Assets acquired and liabilities assumed at acquisition date
IISI and Its Subsidiaries
Current assets
Cash and cash equivalents	$588
Contract assets	583
Trade notes and accounts receivable	165
Inventories	141
Prepayments	114
Other current monetary assets	114
Other current assets	75
Noncurrent assets
Property, plant and equipment	48
Right-of-use assets	70
Intangible assets	12
Deferred income tax assets	6
Other noncurrent assets	102
Current liabilities
Short-term loans	(4)
Contract liabilities	(334)
Trade notes and accounts payable	(257)
Current tax liabilities	(19)
Lease liabilities	(26)
Other payables	(266)
Provisions	(15)
Other current liabilities	(30)
Noncurrent liabilities
Deferred income tax liabilities	(3)
Lease liabilities	(45)
Net defined benefit liabilities	(32)
Other noncurrent liabilities	(5)
$982

The trade notes and accounts receivable acquired in business combination transactions have a fair value of $165 million and a gross contractual amount of $167 million.  The best estimates of the contractual cash flows not expected to be collected as of the acquisition date are $2 million.

3)	Goodwill arising from acquisition
IISI and Its Subsidiaries
Consideration transferred	$234
Add: Fair value of equity interest held before the acquisition date	327
Add: Noncontrolling interest (48.46% of the identifiable net assets of IISI and its subsidiaries)	476
Less: Fair value of identifiable net assets acquired	(982)
Goodwill arising from acquisition	$55

The goodwill arising from the acquisition of IISI mainly represents the control premium.  In addition, the consideration paid for the combination included amounts attributed to the benefits of expected synergies and the assembled workforces of IISI.  These benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets.

Goodwill arising from business combinations is not deductible for tax purposes.

4)	Net cash inflow on acquisition of subsidiaries
IISI and Its Subsidiaries
Cash and cash equivalents acquired	$588
Less: Consideration paid in cash	(234)
$354

5)	Impact of acquisition on the financial results of the Company

The financial results of the acquiree since the acquisition date to December 31, 2020 included in the consolidated statements of comprehensive income are as follows:

IISI and Its Subsidiaries
Revenue	$1,348
Profit	$68

Had the business combination been in effect at the beginning of the annual reporting period, the Company’s revenue and profit would have been $208,605 million and $34,747 million for the year ended December 31, 2020, respectively.  This pro-forma information is for illustrative purposes only and is not necessarily an indication of revenue and results of operations of the Company that actually would have been achieved had the acquisition been completed on January 1, 2020, nor is it intended to be a projection of future results.

In determining the pro-forma revenue and profit of the Company had IISI been acquired at the beginning of the financial year, the management calculated amortization of intangible assets acquired on the basis of the fair values arising in the initial accounting for the business combination rather than the carrying amounts recognized in the pre-acquisition financial statements.